Condensed Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 79,834	$ 317,627	$ 844,043
Prepaid expenses and other current assets	18,451	24,300	86,525
Total current assets	98,285	341,927	930,568
Property and equipment, net of accumulated depreciation of $89,626 and $88,794	9,713	10,544	12,871
Other assets	5,752	5,752	5,752
Total assets	113,750	358,223	949,191
Current liabilities
Accounts payable	174,642	141,130	232,610
Unearned revenue	40,408	0
Accrued expenses	243,358	217,911	177,009
Total current liabilities	458,408	359,041	409,619
Long-Term liabilities
Unearned revenue	1,328,878	1,379,388	400,000
Convertible promisory note	300,000	300,000	300,000
Convertible promisory notes, net of derivative liability	419,477	388,854	266,021
Fair value of derivative liability	7,556,670	4,673,336	1,285,170
Total liabilities	10,063,433	7,100,619	2,660,810
Commitments and contingencies
Stockholders' deficit
Preferred stock, $.001 par value per share, 1,000,000 shares authorized; no shares issued	0	0	0
Common stock, par value $.001 per share, 200,000,000 shares authorized, 101,640,092 issued and outstanding	101,640	101,640	101,317
Additional paid-in capital	98,402,371	98,230,802	97,991,419
Accumulated deficit	(108,453,694)	(105,074,838)	(99,804,355)
Total stockholders' deficit	(9,949,683)	(6,742,396)	(1,711,619)
Total liabilities and stockholders' deficit	$ 113,750	$ 358,223	$ 949,191